Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2021
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios 9
CIK	dei_EntityCentralIndexKey	0001070287
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 15, 2022
Effective Date	dei_DocumentEffectiveDate	Feb. 15, 2022
Prospectus Date	rr_ProspectusDate	Feb. 15, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PGIM International Bond Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXBAX
PGIM International Bond Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXBCX
PGIM International Bond Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXBZX
PGIM International Bond Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXBQX
PGIM QMA Large-Cap Core Equity Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTMAX
PGIM QMA Large-Cap Core Equity Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTMCX
PGIM QMA Large-Cap Core Equity Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTEZX
PGIM QMA Large-Cap Core Equity Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTMQX